UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-5901

Name of Registrant:	Putnam Investment Grade Municipal Trust

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam Investment Grade Municipal Trust
One Post Office Square
Boston, Massachusetts 02109

CC:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	11/30/12

Date of reporting period:	07/01/2012 - 06/30/2013

Registrant:	Putnam Investment Grade Municipal Trust
Fund Name :	Putnam Investment Grade Municipal Trust
Date of Fiscal Year End :	11/30/2012

Putnam Investment Grade Municipal Trust was merged into Putnam Municipal Opportunities Trust on February 25, 2008. Form N-8F (application for deregistration) pending. The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Investment Grade Municipal Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 8, 2013